FINANCIAL INSTRUMENTS AND RISK (Schedule of Financial Instruments Denominated in Foreign Currencies) (Details)) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 346,103	$ 284,225	$ 9,864
Other receivable	292,118	14,436
Bank indebtedness	(39,464)	(48,096)
Promissory note payable	1,780,822
Loans payable	(1,106,222)
Loans from related parties	(2,109,780)	$ (1,340,650)
Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	127,415
Accounts receivable	394,089
Other receivable	67,142
Bank indebtedness	(39,464)
Accounts payable	2,280,225
Interest payable	(865,044)
Loans payable	(1,106,222)
Loans from related parties	(2,109,780)
Total	(1,251,639)
Currency risk [Member] | Argentinian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	38,481
Accounts receivable	36,143
Other receivable	67,142
Bank indebtedness
Accounts payable	1,330,347
Interest payable
Loans payable	(315,232)
Loans from related parties	(124,844)
Total	1,032,037
Currency risk [Member] | Colombian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	14,752
Accounts receivable	37,017
Other receivable
Bank indebtedness
Accounts payable	236,385
Interest payable
Loans payable	(147,135)
Loans from related parties	(207,803)
Total	(66,784)
Currency risk [Member] | Mexican Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	73,962
Accounts receivable	275,429
Other receivable
Bank indebtedness
Accounts payable	944,405
Interest payable
Loans payable
Loans from related parties
Total	1,293,796
Currency risk [Member] | United States Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	221
Accounts receivable	45,500
Other receivable
Bank indebtedness	(39,464)
Accounts payable	(230,911)
Interest payable	(865,044)
Promissory note payable	(1,780,822)
Loans payable	(643,855)
Loans from related parties	(1,777,133)
Total	$ (5,291,508)